Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Transactions with Related Parties	The following table provides the total amount of transactions that have been entered into with the related parties in 2021, 2020 and 2019.

	2021			2020			2019
	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)
Associates	65	57	—	104	62	—	110	98	—
Controlling shareholders and entities under control of the Group’s Controlling shareholders	1,763	342	(192)	1,451	336	142	904	184	138

Total	1,828	399	(192)	1,555	398	142	1,014	282	138

Summary of Settlement with Related Parties
As of December 31, 2021 and 2020, the Group had the following balances in settlement with related parties:

	December 31, 2021		December 31, 2020
	Financial and other assets	Financial liabilities to	Financial and other assets	Financial liabilities to
Associates	7	(11)	7	(20)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	3,081	(494)	140	(1,565)

Total	3,088	(505)	147	(1,585)